Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 62,059
Long-term Debt, Maturities, Repayments of Principal in Year Two	119,342
Long-term Debt, Maturities, Repayments of Principal in Year Three	183,132
Long-term Debt, Maturities, Repayments of Principal in Year Four	132,494
Long-term Debt, Maturities, Repayments of Principal in Year Five	72,468
Long-term Debt, Maturities, Repayments of Principal after Year Five	35,298
Total debt outstanding	$ 604,793	$ 602,717